Cash Flow (Tables)	6 Months Ended
Jun. 30, 2019
Disclosure Of Cash Flow [Abstract]
Schedule of Cash Flows from Operating Activities

Net cash generated from operating activities in the IFRS cash flows on page 29 includes the following items:

	6 months to		Year to
	30.6.19	30.6.18	31.12.18
	£m	£m	£m

Profit from operations	4,380	4,438	9,313
Depreciation, amortisation and impairment	521	437	1,038
Increase in inventories	(666)	(582)	(192)
Decrease in receivables related to the charge in respect of the Quebec Class Action	436	-	-
(Increase)/decrease in trade and other receivables	(368)	(78)	502
(Decrease)/increase in provision for MSA	(622)	719	1,364
(Decrease)/increase in trade and other payables	(309)	(189)	123
Decrease in net retirement benefit liabilities	(19)	(77)	(100)
Decrease in other provisions	-	(66)	(107)
Other non-cash items	41	68	31
Cash generated from operating activities	3,394	4,670	11,972
Dividends received from associates	2	1	214
Tax paid	(1,108)	(813)	(1,891)
Net cash generated from operating activities	2,288	3,858	10,295